Share-based Compensation (Tables) - 2019 Incentive Plan	12 Months Ended
Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of fair value assumptions on options

Grant date	September 7, 2019	December 19, 2020
Expected volatility	50.22%	50.22%
Expected dividend yield	—	—
Contractual term (in year)	10	10
Risk-free interest rate	1.66%	1.66%

Summary of stock option activity under the 2019 Incentive Plan

				Weighted average
		Weighted average	Aggregate intrinsic	remaining
	Number of	exercise price	value	contractual
	shares	US$ per share	US$	years
Outstanding at December 31, 2018	—	—	—	—
Granted during the year	129,590,471	0.0001
Exercised during the year	—	—
Forfeited during the year	(3,187,546)	0.0001
Outstanding at December 31, 2019	126,402,925	0.0001	37,352,064	9.68
Granted during the year	5,125,000	0.0001
Exercised during the year	(36,613,500)	0.0001
Forfeited / Cancelled during the year	(6,674,341)	0.0001
Outstanding at December 31, 2020	88,240,084	0.0001	9,847,593	8.77
Exercisable at December 31, 2020	69,926,029	0.0001	7,796,752	8.68